REVENUE, OTHER INCOME AND GAINS - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 28, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Upfront fee receivable		$ 100,041	$ 90
Novartis
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Upfront fee receivable	$ 100,000
Future estimated milestone payments (up to)	1,010,000
Transaction price	125,300	125,310	0
Variable consideration	25,300
Novartis | PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Transaction price	120,700	$ 120,710	0
Performance obligation satisfaction period		4 years
Novartis | PO1: Up-Front Payment
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Upfront fee receivable	100,000
Novartis | PO1: First Twelve Months of Expenses
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Transaction price, total aggregate reimbursable development costs (up to)	33,000
Transaction price	20,700
Transaction price, amount constrained at inception	12,300
Novartis | PO2: Supply of materials
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Transaction price	$ 4,600	$ 4,600	$ 0